UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Franklin Managed Trust

Statement of Investments, December 31, 2014 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 7.3%
General Dynamics Corp.	1,856,290	$255,462,630
Honeywell International Inc.	4,629,700	462,599,624
United Technologies Corp.	4,680,174	538,220,010
		1,256,282,264
Automobiles & Components 2.6%
Johnson Controls Inc.	9,341,111	451,549,306

Commercial & Professional Services 2.0%
ABM Industries Inc.	1,145,249	32,811,384
Brady Corp., A	2,534,825	69,302,115
Cintas Corp.	1,484,100	116,412,804
[a]Matthews International Corp., A	2,533,292	123,295,322
		341,821,625
Consumer Durables & Apparel 1.6%
Leggett & Platt Inc.	1,097,590	46,768,310
NIKE Inc., B	2,369,000	227,779,350
		274,547,660
Consumer Services 2.3%
McDonald's Corp.	3,334,654	312,457,080
Yum! Brands Inc.	1,255,000	91,426,750
		403,883,830
Diversified Financials 0.2%
State Street Corp.	424,000	33,284,000

Energy 8.7%
[b]California Resources Corp.	1,486,840	8,192,488
Chevron Corp.	4,014,100	450,301,738
EOG Resources Inc.	687,874	63,332,559
Exxon Mobil Corp.	3,390,700	313,470,215
Occidental Petroleum Corp.	3,717,100	299,635,431
Schlumberger Ltd.	4,388,829	374,849,885
		1,509,782,316
Food & Staples Retailing 6.1%
CVS Health Corp.	2,543,200	244,935,592
Wal-Mart Stores Inc.	4,492,864	385,847,160
Walgreens Boots Alliance Inc.	5,679,447	432,773,862
		1,063,556,614
Food, Beverage & Tobacco 8.7%
Archer-Daniels-Midland Co.	8,738,400	454,396,800
Bunge Ltd.	5,397,722	490,706,907
McCormick & Co. Inc.	2,276,400	169,136,520
PepsiCo Inc.	4,148,300	392,263,248
		1,506,503,475
Health Care Equipment & Services 11.5%
Abbott Laboratories	3,883,000	174,812,660
Becton, Dickinson and Co.	3,163,516	440,234,887
DENTSPLY International Inc.	1,755,000	93,488,850
Medtronic Inc.	7,291,000	526,410,200
Stryker Corp.	4,804,727	453,229,898
Teleflex Inc.	1,188,653	136,481,137
West Pharmaceutical Services Inc.	3,141,600	167,258,784
		1,991,916,416
Household & Personal Products 4.0%
Colgate-Palmolive Co.	3,829,210	264,943,040

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Managed Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

The Procter & Gamble Co.	4,678,888	426,199,908
		691,142,948
Industrial Conglomerates 3.5%
Carlisle Cos. Inc.	322,529	29,105,017
Roper Industries Inc.	3,645,509	569,975,332
		599,080,349
Insurance 2.6%
Aflac Inc.	1,507,710	92,106,004
Arthur J. Gallagher & Co.	874,700	41,180,876
The Chubb Corp.	430,000	44,492,100
Erie Indemnity Co., A	1,733,082	157,311,853
Old Republic International Corp.	4,380,950	64,093,299
RLI Corp.	852,718	42,124,269
		441,308,401
Machinery 5.8%
Donaldson Co. Inc.	1,819,104	70,271,987
Dover Corp.	5,318,800	381,464,336
Hillenbrand Inc.	1,366,700	47,151,150
Pentair PLC (United Kingdom)	7,712,000	512,231,040
		1,011,118,513
Materials 9.7%
Air Products and Chemicals Inc.	3,558,058	513,178,705
[a]Albemarle Corp.	6,136,725	369,001,274
Bemis Co. Inc.	1,516,389	68,555,947
Ecolab Inc.	1,544,172	161,396,857
Nucor Corp.	958,400	47,009,520
Praxair Inc.	4,029,035	522,001,775
		1,681,144,078
Media 1.4%
[a]John Wiley & Sons Inc., A	4,182,296	247,759,215
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie Inc.	2,775,100	181,602,544
Johnson & Johnson	5,797,400	606,234,118
Perrigo Co. PLC	333,500	55,747,860
Pfizer Inc.	3,083,800	96,060,370
Roche Holding AG, ADR (Switzerland)	1,406,500	47,806,935
		987,451,827
Retailing 4.8%
Ross Stores Inc.	4,144,200	390,632,292
Target Corp.	5,707,127	433,228,010
		823,860,302
Semiconductors & Semiconductor Equipment 1.1%
Texas Instruments Inc.	3,459,800	184,978,207

Software & Services 4.5%
Accenture PLC, A	3,865,500	345,227,805
International Business Machines Corp.	228,100	36,596,364
Microsoft Corp.	8,416,300	390,937,135
		772,761,304
Technology Hardware & Equipment 2.7%
[b]Knowles Corp.	2,524,400	59,449,620
QUALCOMM Inc.	5,600,400	416,277,732
		475,727,352
Trading Companies & Distributors 0.1%
W.W. Grainger Inc.	97,500	24,851,775

Transportation 1.3%
United Parcel Service Inc., B	2,007,800	223,207,126

Total Common Stocks (Cost $11,587,911,500)		16,997,518,903

Franklin Managed Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

Short Term Investments (Cost $324,481,402) 1.8%
Money Market Funds 1.8%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	324,481,402	324,481,402
Total Investments (Cost $11,912,392,902) 100.0%		17,322,000,305
Other Assets, less Liabilities (0.0)%†		(4,291,405)
Net Assets 100.0%		$17,317,708,900

† Rounds to less than 0.1% of net assets.
a See Note 4 regarding holdings of 5% voting securities.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Managed Trust

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,912,559,140

Unrealized appreciation	$5,498,173,201
Unrealized depreciation	(88,732,036)
Net unrealized appreciation (depreciation)	$5,409,441,165

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended December 31, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp.	6,007,525	129,200	-	6,136,725	$369,001,274	$1,664,444		$-
John Wiley & Sons Inc., A	3,970,548	211,748	-	4,182,296	247,759,215	1,212,866		-
Matthew s International Corp., A	2,463,292	70,000	-	2,533,292	123,295,322	329,328		-
Total Affiliated Securities (Value is 4.27% of Net Assets)					$740,055,811	$3,206,638		$-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By /s/ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and

 Chief Accounting Officer

Date: February 26, 2015